Expense Example	Jan. 27, 2026 USD ($)
Counterpoint High Yield Trend ETF | Counterpoint High Yield Trend ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 90
Expense Example, with Redemption, 3 Years	306
Expense Example, with Redemption, 5 Years	541
Expense Example, with Redemption, 10 Years	1,214
Counterpoint Quantitative Equity ETF | Counterpoint Quantitative Equity ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	77
Expense Example, with Redemption, 3 Years	287
Expense Example, with Redemption, 5 Years	515
Expense Example, with Redemption, 10 Years	$ 1,170